BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
Schedule of balances and transactions with related parties

•	Companies under section 33 - Law No. 19,550 – Associates

	Type of related party	As of December 31,
		2019	2018
CURRENT ASSETS
Other receivables
La Capital Cable S.A.	Associate	36	119
Teledifusora San Miguel Arcángel S.A.	Associate	22	29
Ver T.V. S.A.	Associate	57	73
		115	221
CURRENT LIABILITIES
Trade payables
Televisora Privada del Oeste S.A.	Associate	—	3
		—	3
Other receivables
Televisora Privada del Oeste S.A.)	Associate	3	—
		3	—

•	Related parties

	Type of related party	As of December 31,
		2019	2018
CURRENT ASSETS
Trade receivables
Other Related parties	Related party	136	142
		136	142
CURRENT LIABILITIES
Trade payables
Other Related parties	Related party	881	870
		881	870

•      Companies under section 33 - Law No. 19,550– Controlling companies

	Transaction	Years ended December 31,
		2019	2018	2017
		Operating costs
CVH	Advisory services	—	—	(152)
		—	—	(152)
		Financial results
CVH	Interests on loans granted	—	—	31
		—	—	31

•      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Years ended December 31,
		2019	2018	2017
		Profit (loss)
		Revenues
La Capital Cable S.A.	Services revenues and other revenues	50	74	63
		50	74	63
		Operating costs
La Capital Cable S.A.	Fees for services	(39)	(37)	(29)
		(39)	(37)	(29)
		Financial results
La Capital Cable S.A.	Interests on debt	—	—	(2)
		—	—	(2)

•	Related Parties

	Transaction	Years ended December 31,
		2019	2018	2017
		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	165	191	168
		165	191	168
		Operating costs
Other Related parties	Programming costs	(2,439)	(2,478)	(2,483)
Other Related parties	Editing and distribution of magazines	(695)	(858)	(558)
Other Related parties	Advisory services	(336)	(362)	(548)
Other Related parties	Advertising purchases	(467)	(615)	(255)
Other Related parties	Other purchases	(86)	(168)	(35)
		(4,023)	(4,481)	(3,879)
		Financial Results
Other Related parties		—	—	18
		—	—	18